Summary, Invesco High Yield Fund - Class A, B, C, Y And Investor | Invesco High Yield Fund
Fund Summary - Invesco High Yield Fund
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco High Yield Fund	Class A, Invesco High Yield Fund	Class B, Invesco High Yield Fund	Class C, Invesco High Yield Fund	Class Y, Invesco High Yield Fund	Investor Class, Invesco High Yield Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco High Yield Fund		Class A, Invesco High Yield Fund	Class B, Invesco High Yield Fund	Class C, Invesco High Yield Fund	Class Y, Invesco High Yield Fund	Investor Class, Invesco High Yield Fund
Management Fees		0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	[1]	0.98%	1.73%	1.73%	0.73%	0.98%
Fee Waiver and/or Expense Reimbursement	[2]	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.89%	1.64%	1.64%	0.64%	0.89%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 0.89%, 1.64%, 1.64%, 0.64% and 0.89%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco High Yield Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco High Yield Fund	Class A	562	775	974	1,603
Class B, Invesco High Yield Fund	Class B	667	827	1,121	1,827
Class C, Invesco High Yield Fund	Class C	267	527	921	2,026
Class Y, Invesco High Yield Fund	Class Y	65	215	388	889
Investor Class, Invesco High Yield Fund	Investor	91	294	524	1,185

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco High Yield Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco High Yield Fund	Class A	562	755	974	1,603
Class B, Invesco High Yield Fund	Class B	167	527	921	1,827
Class C, Invesco High Yield Fund	Class C	167	527	921	2,026
Class Y, Invesco High Yield Fund	Class Y	65	215	388	889
Investor Class, Invesco High Yield Fund	Investor	91	294	524	1,185

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality.

The Fund considers debt securities to be below investment grade quality if they are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as “junk bonds.” The Fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers.

The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 15% of its total assets in securities of issuers located in developing markets.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on junk bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. Before purchasing securities for the Fund, the portfolio managers conduct a bottom-up fundamental analysis of an issuer that involves an evaluation by a team of credit analysts of an issuer’s financial condition. The fundamental analysis is supplemented by (i) an ongoing review of the securities’ relative value compared with other junk bonds, and (ii) a top-down analysis of sector and macro-economic trends.

The portfolio managers attempt to control the Fund’s risk by (i) limiting the portfolio’s assets that are invested in any one security, and (ii) diversifying the portfolio’s holdings over a number of different industries. The portfolio managers will consider selling a security if (1) there appears to be deterioration in a security’s risk profile, or (2) they determine that other securities offer better value.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of swaps, structured investments, and other related instruments and techniques. The Fund may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2011): 3.23% Best Quarter (ended June 30, 2009): 22.86% Worst Quarter (ended December 31, 2008): -19.72%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco High Yield Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Invesco High Yield Fund	Class A shares: Inception (7/11/1978)		Return Before Taxes		8.86%	7.04%	6.04%	Jul. 11, 1978
Return Before Taxes Class B, Invesco High Yield Fund	Class B shares: Inception (9/1/1993)				8.16%	7.00%	5.92%	Sep. 01, 1993
Return Before Taxes Class C, Invesco High Yield Fund	Class C shares: Inception (8/4/1997)				12.19%	7.25%	5.74%	Aug. 04, 1997
Return Before Taxes Class Y, Invesco High Yield Fund	Class Y shares: Inception (10/3/2008)	[1]			14.30%	8.21%	6.61%	Oct. 03, 2008
Return Before Taxes Investor Class, Invesco High Yield Fund	Investor Class shares: Inception (9/30/2003)	[1]			14.02%	8.12%	6.57%	Sep. 30, 2003
Return After Taxes on Distributions Class A, Invesco High Yield Fund	Class A shares: Inception (7/11/1978)		Return After Taxes on Distributions		6.03%	3.98%	2.76%	Jul. 11, 1978
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco High Yield Fund	Class A shares: Inception (7/11/1978)		Return After Taxes on Distributions and Sale of Fund Shares		5.65%	4.11%	3.03%	Jul. 11, 1978
Barclays Capital U.S. Aggregate Index			Barclays Capital U.S. Aggregate Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index			Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index	(reflects no deduction for fees, expenses or taxes)	14.94%	8.90%	9.01%
Lipper High Current Yield Bond Funds Index			Lipper High Current Yield Bond Funds Index		14.91%	6.58%	6.67%
[1]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.